SCHEDULE OF ASSETS AND LIABILITIES OF DISPOSAL GROUP (Details) - CNY (¥)	Jun. 30, 2023	Apr. 28, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Right-of-use assets, net			¥ 469,000
Accrued liabilities and other payables	¥ (856,000)		¥ (799,000)
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, net		¥ 26,670
Inventories, net		25,798
Trade receivables, net		2,875
Other receivables and prepayments		2,890
Cash and bank balances		256
Accrued liabilities and other payables		(19,143)
Amounts owed to related parties		(35,057)
Lease liabilities		(19,315)
Taxes payable		¥ (77)